UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors' Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class Shares

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$22	0.20%

How did the Fund perform in the last year?

The ICE BofA US ABS & CMBS Index (TR) (USD) (the index), a broad measure of the securitized credit market, posted a total return of 9.41%. Over the same time period, the fund generated a return of 19.46%, significantly outperforming its benchmark by 1,005 basis points.

Spread and specific contribution were positive for the period given the funds deeper credit exposure relative to the benchmark. The fund’s effective duration as of October 31, 2024 was 2.44, approximately 0.07 years shorter than that of the index.

Commercial ABS, CLOs, RMBS, CMBS, and Consumer ABS led account outperformance. Commercial ABS was the largest contributor to outperformance for the period. An overweight of issues backed by aircraft leases in commercial ABS led outperformance within the subsectors, followed by an allocation to lower mezzanine CLOs, and an allocation to special situation CMBS conduit subs. On the negative side relative to the benchmark, an underweight position to agency CMBS had a slight negative impact.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares - $17110	Bloomberg U.S. Aggregate Bond Index (USD)* - $11593	ICE BofA US ABS & CMBS Index (TR) (USD) - $12494
Oct/14	$10000	$10000	$10000
Oct/15	$10417	$10196	$10154
Oct/16	$10983	$10641	$10483
Oct/17	$11959	$10737	$10674
Oct/18	$12471	$10517	$10704
Oct/19	$13296	$11727	$11535
Oct/20	$12897	$12453	$11965
Oct/21	$14188	$12393	$12140
Oct/22	$13286	$10450	$11039
Oct/23	$14323	$10487	$11419
Oct/24	$17110	$11593	$12494

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-800-343-2029 or visit https://info.loomissayles.com/full-discretion-funds for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	19.46%	5.17%	5.52%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.49%
ICE BofA US ABS & CMBS Index (TR) (USD)	9.41%	1.61%	2.25%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$376,266,155	249	$-	39%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligation	0.8%
U.S. Treasury Obligation	0.8%
Short-Term Investment	4.8%
Residential Mortgage-Backed Obligation	10.9%
Commercial Mortgage-Backed Obligations	19.1%
Asset-Backed Securities	64.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.8%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.6%
Harbour Aircraft Investments, Ser 2017-1, Cl A	6.000%	11/15/37	1.5%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.4%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.4%
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl D	3.710%	08/20/27	1.3%
AASET Trust, Ser 2020-1A, Cl B	4.335%	01/16/40	1.2%
Palmer Square CLO, Ser 2024-2A, Cl E, TSFR3M + 5.700%	10.994%	07/20/37	1.1%
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl D	4.797%	05/10/47	1.1%
Frontier Issuer, Ser 2024-1, Cl C	11.160%	06/20/54	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-343-2029

  https://info.loomissayles.com/full-discretion-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-343-2029 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund / Institutional Class Shares

Annual Shareholder Report: October 31, 2024

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the "Trust") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant's audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be "independent", as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$91,274	None	None	$72,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$539,063	None	None	$550,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. ("Cohen") related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$43,700	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee's responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor's methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant's Board of Trustees. Included in the Audit Committee's pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the "PCAOB") has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a "foreign issuer," as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

LOOMIS | SAYLES

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

ANNUAL FINANCIALS AND OTHER INFORMATION
OCTOBER 31, 2024

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

Financial Statements (Form N-CSR Item 7)
Portfolio of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	35
Notice to Shareholders (Unaudited)	37
Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)	38

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	12.118%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$1,003,047
	522 Funding CLO, Series 2021-6A, Class A1R
2,265,000	6.038%, TSFR3M + 1.412%, 10/23/34 (A)(B)	2,265,913
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	0.000%, 01/20/38 (A)(B)(C)	3,720,000
	AASET, Series 2018-2A, Class A
462,579	4.454%, 11/18/38 (B)	451,761
	AASET, Series 2018-2A, Class C
1,552,724	6.892%, 11/18/38 (B)	605,791
	AASET, Series 2024-1A, Class A2
1,625,260	6.261%, 05/16/49 (B)	1,643,852
	AASET Trust, Series 2019-2C, Class C
2,442,344	6.413%, 10/16/39 (B)	904,024
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)(D)	1,106,885
	AASET Trust, Series 2020-1A, Class B
5,614,794	4.335%, 01/16/40 (B)	4,646,713
	AASET Trust, Series 2020-1A, Class C
7,673,171	6.413%, 01/16/40 (B)	2,592,519
	Accelerated Assets, Series 2018-1, Class B
208,830	4.510%, 12/02/33 (B)	204,626
	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,579,558
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,023,276
	AGL CLO, Series 2020-3A, Class D
2,100,000	8.218%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,102,207
	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.268%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,341,696
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(E)	5,152,625
	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	8.029%, TSFR3M + 3.412%, 04/20/34 (A)(B)	664,884
	Allegro CLO VI, Series 2018-2A, Class D
250,000	7.659%, TSFR3M + 3.012%, 01/17/31 (A)(B)	249,881
	APL Finance DAC, Series 2023-1A, Class A
1,138,104	7.000%, 07/21/31 (B)	1,143,735
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,804,195
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,606,922
	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (B)	4,724,644

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	Avis Budget Rental Car Funding AESOP, Series 2024-1A, Class A
$2,870,000	5.360%, 06/20/30 (B)	$2,901,788
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,906,227
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,631,916
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,514,858
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,528,980
	BMO Mortgage Trust, Series 2024-C9, Class A5
3,560,000	5.759%, 07/15/57	3,720,885
	BPR Trust, Series 2021-NRD, Class E
2,030,000	10.425%, TSFR1M + 5.621%, 12/15/38 (A)(B)	1,938,650
	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3
2,740,000	5.840%, 06/15/28	2,766,766
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.410%, 11/13/46 (A)(B)	761,250
	CAL Funding IV, Series 2020-1A, Class B
672,290	3.500%, 09/25/45 (B)	622,608
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	6.059%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,850,033
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
1,432,255	3.350%, 02/10/27	1,422,465
	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,375,834
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	773,402
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,225,941
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	474,040
	CIFC Funding, Series 2018-1A, Class D
365,000	7.544%, TSFR3M + 2.912%, 04/18/31 (A)(B)	364,950
	CIG Auto Receivables Trust, Series 2021-1A, Class D
2,673,630	2.110%, 04/12/27 (B)	2,652,637
	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,525,534
	CLI Funding VI, Series 2020-3A, Class B
584,500	3.300%, 10/18/45 (B)	541,023
	Clover CLO, Series 2021-2A, Class E
2,500,000	11.379%, TSFR3M + 6.762%, 07/20/34 (A)(B)	2,491,803
	Clsec Holdings 22T, Series 2021-1, Class C
3,725,255	6.171%, 05/11/37 (B)	3,188,582

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	College Ave Student Loans, Series 2023-A, Class E
$1,000,000	8.490%, 05/25/55 (B)	$996,246
	Compass Datacenters Issuer II, Series 2024-2A, Class A1
1,530,000	5.022%, 08/25/49 (B)	1,507,427
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.514%, 03/15/52 (A)(B)	551,722
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.604%, 05/15/52 (A)(B)	1,109,791
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	513,930
	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	10.879%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,256,875
	EverBright Solar Trust, Series 2024-A, Class A
1,027,731	6.430%, 06/22/54 (B)	1,021,608
	EWC Master Issuer, Series 2022-1A, Class A2
1,564,000	5.500%, 03/15/52 (B)	1,519,123
	Falcon Aerospace, Series 2017-1, Class A
162,126	4.581%, 02/15/42 (B)	158,885
	Falcon Aerospace, Series 2019-1, Class C
1,959,135	6.656%, 09/15/39 (B)	1,469,432
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)(D)	1,000,000
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	653,774
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	787,971
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,383,762
	FirstKey Homes Trust, Series 2020-SFR1, Class F1
3,619,000	3.638%, 08/17/37 (B)	3,550,159
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,271,296
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	2,991,104
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)(D)	5,329,994
	Foundation Finance Trust, Series 2024-2A, Class E
1,290,000	9.350%, 03/15/50 (B)	1,292,677
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,787,913
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,063,294
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,315,617

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	Frontier Issuer, Series 2023-1, Class C
$3,000,000	11.500%, 08/20/53 (B)	$3,199,167
	Frontier Issuer, Series 2024-1, Class C
3,500,000	11.160%, 06/20/54 (B)	3,915,862
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
3,065,000	4.391%, 06/10/47 (A)	2,487,036
	Harbour Aircraft Investments, Series 2017-1, Class A
5,822,783	6.000%, 11/15/37	5,740,886
	Harbour Aircraft Investments, Series 2017-1, Class C
8,121,188	10.000%, 11/15/37	6,139,033
	Hardee's Funding, Series 2024-1A, Class A2
616,900	7.253%, 03/20/54 (B)	628,267
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
62,486	4.000%, 02/25/32 (B)	61,807
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
365,890	5.570%, 01/25/37 (B)	362,566
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
361,753	8.850%, 09/15/39 (B)	365,603
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
414,736	8.040%, SOFR30A + 3.150%, 05/20/32 (A)(B)	416,672
	JPMorgan Chase Bank, Series 2021-1, Class F
76,912	4.280%, 09/25/28 (B)	76,858
	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,197,686
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
600,000	9.900%, 09/10/31 (B)	591,579
	KDAC Aviation Finance, Series 2017-1A, Class C
14,052,247	7.385%, 12/15/42 (B)	3,471,447
	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,215,174	4.250%, 12/15/38 (B)	1,187,468
	KKR CLO, Series 2018-23, Class F
840,000	12.729%, TSFR3M + 8.112%, 10/20/31 (A)(B)	798,622
	KKR CLO, Series 2019-24, Class E
860,000	11.259%, TSFR3M + 6.642%, 04/20/32 (A)(B)	861,613
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,800,702	4.300%, 01/15/42 (B)	2,716,651
	Labrador Aviation Finance, Series 2016-1A, Class B1
2,504,442	5.682%, 01/15/42 (B)	2,016,049
	MAPS, Series 2018-1A, Class B
230,151	5.193%, 05/15/43 (B)	222,705
	Mariner Finance Issuance Trust, Series 2023-AA, Class E
1,940,000	11.120%, 10/22/35 (B)	1,996,774
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	252,887

The accompanying notes are an intergral part of the financial statements.

4

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
$1,160,000	9.590%, 09/20/27 (B)	$1,164,986
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,443,516
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	594,588
	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,168,271
	Mission Lane Credit Card Master Trust, Series 2024-B, Class A
1,620,000	5.880%, 01/15/30 (B)	1,619,841
	MVW, Series 2022-1A, Class A
1,213,707	4.150%, 11/21/39 (B)	1,189,806
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.877%, 01/25/64 (A)(B)	921,660
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
1,000,000	6.903%, 09/25/39 (A)(B)	988,241
	OCP CLO, Series 2018-15A, Class D
645,000	10.729%, TSFR3M + 6.112%, 07/20/31 (A)(B)	644,433
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	10.867%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,490,932
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,861,620
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,291,636
	OHA Credit Funding, Series 2021-2A, Class AR
2,300,000	6.029%, TSFR3M + 1.412%, 04/21/34 (A)(B)	2,302,489
	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	7.744%, TSFR3M + 3.112%, 01/18/34 (A)(B)	1,876,761
	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.239%, TSFR3M + 6.622%, 04/21/34 (A)(B)	445,634
	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	11.293%, TSFR3M + 6.662%, 10/22/36 (A)(B)	2,351,698
	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.129%, TSFR3M + 6.512%, 07/02/35 (A)(B)	2,424,385
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	415,582
	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	8.428%, TSFR3M + 3.312%, 11/14/34 (A)(B)	999,318
	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	10.968%, TSFR3M + 6.312%, 10/15/34 (A)(B)	1,884,549
	Palmer Square CLO, Series 2024-2A, Class E
4,000,000	10.994%, TSFR3M + 5.700%, 07/20/37 (A)(B)	3,972,644
	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	11.528%, TSFR3M + 6.872%, 07/15/34 (A)(B)	1,971,101

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
$2,613,000	3.251%, 12/05/51 (B)	$2,496,020
	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,727,944
	Raptor Aircraft Finance I, Series 2019-1, Class A
2,146,573	4.213%, 08/23/44 (B)	1,824,587
	Redwood Funding Trust, Series 2023-1, Class A
794,111	7.500%, 07/25/59 (B)(E)	782,747
	Redwood Funding Trust, Series 2024-1, Class A
727,187	7.745%, 12/25/54 (B)(E)	727,980
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,504,728
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,722,087
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	7.529%, TSFR3M + 2.912%, 10/20/30 (A)(B)	250,123
	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	699,063
	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
117,821	11.366%, 12/15/32 (B)	120,373
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,125,123
	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	743,577
	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,660,163
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,460,440
	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,095,530
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
237,928	3.170%, 11/20/37 (B)	228,982
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
552,264	9.800%, 01/20/40 (B)	570,976
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
736,072	8.020%, 01/20/43 (B)	741,229
	Stellar Jay Ireland DAC, Series 2021-1, Class A
229,538	3.967%, 10/15/41 (B)	221,776
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
1,000,000	9.050%, 02/15/45 (B)	991,368
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
2,000,000	11.400%, 07/15/44 (B)	2,029,126
	Sunnova Helios V Issuer, Series 2021-A, Class B
688,843	3.150%, 02/20/48 (B)	398,844

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.8% (continued)
	Sunnova Helios X Issuer, Series 2022-C, Class C
$2,705,257	6.000%, 11/22/49 (B)	$2,170,701
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
2,706,502	5.300%, 02/20/51 (B)	2,571,123
	Textainer Marine Containers VII, Series 2021-1A, Class B
492,639	2.520%, 02/20/46 (B)	444,721
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
454,404	4.750%, 11/15/39 (B)	327,171
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,174,936
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	157,429
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(E)	3,581,948
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	3,038,888
	WAVE, Series 2019-1, Class C
2,852,859	6.413%, 09/15/44 (B)	1,055,301
	WAVE Trust, Series 2017-1A, Class A
1,190,662	3.844%, 11/15/42 (B)	1,095,647
	Welk Resorts, Series 2019-AA, Class D
121,985	4.030%, 06/15/38 (B)	117,700
	Willis Engine Structured Trust V, Series 2020-A, Class A
942,313	3.228%, 03/15/45 (B)	872,034
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,288,439	3.104%, 05/15/46 (B)	1,157,509
	Ziply Fiber Issuer, Series 2024-1A, Class C
1,000,000	11.170%, 04/20/54 (B)	1,061,014
	Total Asset-Backed Securities
	(Cost $232,076,606)	243,931,363

Commercial Mortgage-Backed Obligations — 19.1%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	825,792
	BBCMS Mortgage Trust, Series 2020-BID, Class A
2,885,000	7.059%, TSFR1M + 2.254%, 10/15/37 (A)(B)	2,881,394
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,002,582
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	855,293
	BPR Trust, Series 2021-NRD, Class F
2,545,000	11.674%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,411,315
	BPR Trust, Series 2022-STAR, Class A
1,530,000	8.036%, TSFR1M + 3.232%, 08/15/39 (A)(B)	1,523,306

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.1% (continued)
	BPR Trust, Series 2022-SSP, Class A
$2,920,000	7.804%, TSFR1M + 3.000%, 05/15/39 (A)(B)	$2,927,300
	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.435%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,172,712
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
923,043	8.418%, TSFR1M + 3.614%, 11/15/31 (A)(B)	434,065
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,247,610	9.418%, TSFR1M + 4.614%, 11/15/31 (A)(B)	896,343
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.797%, 05/10/47 (A)(B)	3,951,750
	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.304%, 12/10/44 (A)	15,112
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.304%, 12/10/44 (A)(B)	1,019,726
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.435%, 10/15/45 (A)(B)	699,081
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	721,048
	COMM Mortgage Trust, Series 2014-CR21, Class AM
315,931	3.987%, 12/10/47	314,910
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	806,148
	CSMC OA, Series 2014-USA, Class D
660,000	4.373%, 09/15/37 (B)	487,360
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	2,761,724
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.379%, 09/12/40 (A)(B)	1,555,537
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,381,514
	Extended Stay America Trust, Series 2021-ESH, Class F
2,639,905	8.619%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,649,788
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.151%, 08/10/44 (A)(B)	77,364
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.151%, 08/10/44 (A)(B)	2,713,298
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,880,441	2.954%, 11/05/34 (B)	3,229,512
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	845,389
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.870%, 07/10/46 (A)(B)	509,350
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.573%, 06/10/47 (A)(B)	967,293

The accompanying notes are an intergral part of the financial statements.

8 |

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.1% (continued)
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
$3,440,000	4.936%, 09/10/38 (A)(B)	$3,401,193
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,252,990
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS
230,000	3.914%, 11/15/47 (A)	218,389
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,255,044
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	624,647
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
3,330,000	4.077%, 08/15/46 (A)	2,033,040
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5
305,000	3.102%, 11/15/49	290,193
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,345,063
	Morgan Stanley Capital I Trust, Series 2012-C4, Class D
453,729	5.164%, 03/15/45 (A)(B)	421,719
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	2,088,065
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.282%, 10/15/30 (A)(B)	544,458
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.282%, 10/15/30 (A)(B)	163,852
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A)(B)	1,376,200
	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	8.000%, PRIME + 0.000%, 11/15/27 (A)(B)	195,075
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.000%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	127,400
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	8.000%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	30,404
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.209%, 12/15/51 (A)	1,626,221
	VOLT XCIV, Series 2021-NPL3, Class A2
1,698,481	4.949%, 02/27/51 (B)(E)	1,677,779
	VOLT XCVI, Series 2021-NPL5, Class A2
663,542	4.826%, 03/27/51 (B)(E)	652,573
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	900,929

The accompanying notes are an intergral part of the financial statements.

| 9

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.1% (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
$2,902,000	5.056%, 06/15/49 (A)	$2,703,535
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.115%, 11/15/59 (A)	397,668
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
529,926	4.983%, 06/15/44 (A)(B)	487,293
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
853,099	5.855%, 03/15/44 (A)(B)	291,668
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.983%, 06/15/44 (A)(B)	1,446,530
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.311%, 12/15/45 (A)	1,734,702
	Total Commercial Mortgage-Backed Obligations
	(Cost $86,765,842)	71,922,636

Residential Mortgage-Backed Obligations — 10.9%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
169,927	5.500%, 04/25/34	166,287
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
178,665	6.000%, 09/25/34	177,034
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
99,785	5.750%, 01/25/35	96,501
	Alternative Loan Trust, Series 2004-14T2, Class A11
156,416	5.500%, 08/25/34	151,957
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
254,723	5.500%, 10/25/33	249,950
	Banc of America Funding Trust, Series 2005-7, Class 3A1
241,417	5.750%, 11/25/35	238,385
	Banc of America Funding Trust, Series 2007-4, Class 5A1
55,982	5.500%, 11/25/34	47,766
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
188,922	6.864%, 08/25/34 (A)	177,692
	CIM TRUST, Series 2022-R2, Class A1
808,443	3.750%, 12/25/61 (A)(B)	749,588
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
444,537	6.124%, 08/25/35 (A)	363,424
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
131,882	7.329%, 09/25/34 (A)(B)	118,062
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
231,062	6.310%, T1Y + 2.400%, 11/25/35 (A)(B)	220,007
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	864,026
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	7.957%, SOFR30A + 3.100%, 10/25/41 (A)(B)	749,365

The accompanying notes are an intergral part of the financial statements.

10 |

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.9% (continued)
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
$707,781	6.160%, 12/25/33 (E)	$677,890
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
73,216	5.202%, TSFR1M + 0.464%, 06/25/34 (A)	64,966
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,718,037
	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,238,345
	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	7.857%, SOFR30A + 3.000%, 12/25/50 (A)(B)	2,162,175
	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	8.357%, SOFR30A + 3.500%, 10/25/33 (A)(B)	2,240,000
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.857%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,022,609
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
575,251	5.998%, 10/25/34 (A)	546,034
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
841,829	3.951%, 08/25/35 (A)	607,415
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
791,789	6.000%, 09/25/34	801,203
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
60,733	6.000%, 10/25/37	56,399
	Lehman XS Trust, Series 2006-2N, Class 1A1
424,481	5.372%, TSFR1M + 0.634%, 02/25/46 (A)	371,557
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
665,228	4.659%, 03/25/35 (A)	606,838
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
335,943	6.649%, 04/25/36 (A)	321,696
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
179,863	5.250%, 11/25/33	175,957
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,692,673	5.500%, 03/25/34	1,516,201
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
131,868	5.500%, 06/25/34	129,962
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
214,243	6.000%, 06/25/34	214,483
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
493,899	6.000%, 09/25/34	483,041
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	593,839
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
104,445	5.500%, 11/25/35	95,359
	PRPM, Series 2020-4, Class A2
1,405,808	8.193%, 10/25/25 (B)(E)	1,406,106

The accompanying notes are an intergral part of the financial statements.

| 11

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.9% (continued)
	PRPM, Series 2021-4, Class A2
$574,869	6.474%, 04/25/26 (B)(E)	$568,156
	PRPM, Series 2024-2, Class A1
1,133,871	7.026%, 03/25/29 (B)(E)	1,134,864
	PRPM, Series 2024-5, Class A2
3,730,000	9.076%, 09/25/29 (B)(E)	3,676,789
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,513,225	5.105%, 03/25/35 (A)	889,431
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,667,118	5.162%, TSFR1M + 0.424%, 07/25/35 (A)	1,584,572
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	917,854
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	417,642
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.749%, 12/25/58 (A)(B)	762,220
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,814,227
	Total Residential Mortgage-Backed Obligations
	(Cost $42,768,264)	41,185,911

U.S. Treasury Obligation — 0.8%
	U.S. Treasury Bills
3,000,000	5.118%, 11/07/24 (F)	2,997,671
	Total U.S. Treasury Obligation
	(Cost $2,997,474)	2,997,671

Corporate Obligation — 0.8%
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,841,602
	Total Corporate Obligation
	(Cost $2,999,906)	2,841,602

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
900	03/15/40 (C)(D)	—
	Total Other Investment
	(Cost $9,000,000)	—

The accompanying notes are an intergral part of the financial statements.

12 |

Portfolio of Investments — as of October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Shares	Description	Value
Short-Term Investment — 4.8%
	First American Treasury Obligations Fund, X Class
18,059,440	4.740%(G)	$18,059,440

	Total Short-Term Investment
	(Cost $18,059,440)	18,059,440

	Total Investments — 101.2%
	(Cost $394,667,532)	380,938,623
	Other Assets and Liabilities, net — (1.2)%	(4,672,468)
	Net Assets — 100.0%	$376,266,155

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at October 31, 2024, was $295,125,136, representing 78.4% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	No interest rate available.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	The rate reported is the 7-day effective yield as of October 31, 2024.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

TSFR1M — Term Secured Overnight Financing Rate 1 Months

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The accompanying notes are an intergral part of the financial statements.

| 13

Portfolio of Investments — as of October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$236,494,484	$7,436,879		$243,931,363
Commercial Mortgage-Backed Obligations	—	71,764,832	157,804		71,922,636
Residential Mortgage-Backed Obligations	—	41,185,911	—		41,185,911
U.S. Treasury Obligation	—	2,997,671	—		2,997,671
Corporate Obligation	—	2,841,602	—		2,841,602
Other Investment	—	—	—	^	—	^
Short-Term Investment	18,059,440	—	—		18,059,440
Total Investments in Securities	$18,059,440	$355,284,500	$7,594,683		$380,938,623

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Asset-Backed Securities	Investments In Commercial Mortgage-Backed Obligations	Investments In Other Investment	Total
Balance as of November 1, 2023	$—	$189,654	$—	$189,654
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	(31,850)	—	(31,850)
Purchases	7,436,879	—	—	7,436,879
Sales	—	—	—	—
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	—	—	—	—
Ending Balance as of October 31, 2024	7,436,879	157,804	—	7,594,683
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(31,850)	$—	$(31,850)

^	Includes security valued at zero.

For the year ended October 31, 2024, there have been no significant changes to the Fund's fair value methodologies.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

14

Statement of Assets and Liabilities October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$394,667,532
Investments at value	$380,938,623
Cash	2,306
Interest receivable	1,572,008
Receivable from Investment Adviser	12,552
Prepaid expenses	6,926
TOTAL ASSETS	382,532,415
LIABILITIES
Payable for securities purchased	6,103,398
Administration fees payable	38,022
Trustees' fees payable	5,985
Chief Compliance Officer fees payable	5,476
Other accounts payable and accrued expenses	113,379
TOTAL LIABILITIES	6,266,260
NET ASSETS	$376,266,155
NET ASSETS CONSIST OF:
Paid-in capital	$383,499,732
Total accumulated losses	(7,233,577)
NET ASSETS	$376,266,155
Institutional Class:
Net assets	$376,266,155
Outstanding shares of beneficial interest (unlimited authorization - no par value)	36,301,132
Net asset value, offering and redemption price per share	$10.37

The accompanying notes are an integral part of the financial statements.

15

Statement of Operations For the year ended October 31, 2024
Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME

Interest	$30,650,307
Total Income	30,650,307
Expenses
Administration fees	415,199
Trustees' fees	23,860
Chief Compliance Officer fees	10,903
Pricing fees	99,321
Audit fees	64,368
Transfer agent fees	57,984
Registration fees	41,208
Legal fees	38,407
Custodian fees	37,308
Shareholder reporting fees	16,328
Other expenses	25,967
Total expenses	830,853
Less:
Reimbursement of expenses (Refer to Note 5)	(137,280)
Net Expenses	693,573
Net investment income	29,956,734

NET REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain on investments	3,300,607
Net change in unrealized appreciation on investments	27,801,096
Net realized and unrealized gain	31,101,703
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,058,437

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets
Loomis Sayles Full Discretion Institutional Securitized Fund

	Year Ended October 31, 2024	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$29,956,734	$20,241,515
Net realized gain/(loss)	3,300,607	(3,167,929)
Net change in unrealized appreciation	27,801,096	5,011,918
Net increase in net assets resulting from operations	61,058,437	22,085,504

DISTRIBUTIONS:	(26,565,252)	(20,648,582)

CAPITAL SHARE TRANSACTIONS:(1)
Issued	6,750,000	12,930,000
Reinvestment of distributions	26,565,252	20,648,582
Redeemed	(3,803,265)	(584,883)
Net increase in net assets from capital share transactions	29,511,987	32,993,699
Net increase in net assets	64,005,172	34,430,621
NET ASSETS:
Beginning of the year	312,260,983	277,830,362
End of the year	$376,266,155	$312,260,983

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights For a share outstanding throughout the years
Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the year	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital
10/31/24	$9.37	$0.86	$0.90	$1.76	$(0.76)	$—	$–
10/31/23	9.31	0.64	0.07	0.71	(0.65)	—	–
10/31/22	10.55	0.46	(1.11)	(0.65)	(0.49)	(0.10)	–
10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–
10/31/20	11.03	0.54	(0.87)	(0.33)	(0.56)	(0.02)	–

(a)	Per share data calculated using average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable, total returns would have been lower.

Amounts designated as "-" are $0 or have been rounded to $0.

18

Total distributions	Net asset value, end of the year	Total return (%) (b)	Net assets, end of the year (000's)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)
$(0.76)	$10.37	19.46	$376,266	0.20	0.24	8.66	39
(0.65)	9.37	7.81	312,261	0.20	0.27	6.76	23
(0.59)	9.31	(6.36)	277,830	0.20	0.27	4.67	19
(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42
(0.58)	10.12	(3.00)	235,775	0.20	0.26	5.20	32

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

1.     Organization. The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund"). The Fund is diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.     Significant Accounting Policies. The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

a.   Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b.   Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts' Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

20 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Loomis, Sayles & Company, L.P. (the "Adviser") and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

| 21

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of October 31, 2024. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Asset Categories	Fair Value at 10/31/2024		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)/ Weighted Average Value (If applicable)
Commercial Mortgage-Backed Obligations	$157,804		Cash Flow Pricing	Constant Default Rate/ Lag Time/ Loss Adjusted Spread	100%/ 23 Months/ 2,000 bps – 2,900 bps
Other Investment	$—	^	Liquidity Waterfall	Discount Rate	0.00%

^	Includes security valued at zero.

Level 3 securities with a total value of $7,436,879 have been valued using third party pricing information without adjustment and are excluded from the table above.

22 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

c. Federal and Foreign Income Taxes. It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

| 23

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

g. Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For year ended October 31, 2024, the Fund paid $415,199 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund. If advisory fee were charged within the Fund, the total return would have been lower.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund's Institutional Class Shares' average daily net assets. This Agreement may only be terminated by the Board. Refer to reimbursement of expenses on the Statement of Operations for fees waived for the year ended October 31, 2024.

24 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

6. Capital Shares.

	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS:
Issued	696,439	1,362,487
Reinvestment of distributions	2,667,039	2,185,043
Redeemed	(388,984)	(62,090)
Net share transactions	2,974,494	3,485,440

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the year ended October 31, 2024, were as follows:

	U.S. Government	Other
Purchases	$8,081	$137,285,917
Sales	$8,937,566	$113,723,980

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and collateralized loan obligation basis adjustment. There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2024 and the year ended October 31, 2023, were as follows:

	Ordinary Income	Return of Capital	Total
2024	$26,565,252	$–	$26,565,252
2023	20,648,582	–	20,648,582

| 25

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

As of October 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$3,080,344
Net Unrealized Depreciation	(8,044,345)
Other Temporary Differences	(2,269,576)
Total Accumulated Losses	$(7,233,577)

Other temporary differences primarily consist of book/tax differences on distribution payable which are temporary adjustments for Federal income tax purposes in the current year. The Fund had no capital loss carryforwards at October 31, 2024.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$388,982,968	$16,548,085	$(24,592,430)	$(8,044,345)

Federal tax cost varies primarily due to the collateralized loan obligations.

9. Risks.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund's share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company's interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

26 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund's concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund's investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

High Yield Bond Risk. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below "B" are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages ("ARMs"), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as "negative amortization payments"). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

28 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market's perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' or "Alt-A" loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

| 29

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations ("CLOs") Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO's expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note's reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

30 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association ("Ginnie Mae") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

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Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

32 |

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the Fund's current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Funds.

10. Concentration of Shareholders. At October 31, 2024, 75% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

11. Indemnifications. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. New Accounting Pronouncement. In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 ("ASU 2023-07"), Segment Reporting ("Topic 280"). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment's profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment's profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund's financial statements.

| 33

Notes to Financial Statements

October 31, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

13. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

34 |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors' Inner Circle Fund and Shareholders of Loomis Sayles Full Discretion Institutional Securitized Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Loomis Sayles Full Discretion Institutional Securitized Fund (one of the Funds constituting The Advisors' Inner Circle Fund, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers and transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

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Report of Independent Registered Public Accounting Firm

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Loomis, Sayles & Company, L.P. since 2011.

36 |

Notice to Shareholders (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the period:

Long Term Capital Gain Distribution	Ordinary Income Distributions	Return of Capital	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	93.57%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	"U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of "Interest Related Dividends" is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of "Short Term Capital Gain Dividend" is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

| 37

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

October 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of The Advisors' Inner Circle Fund (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 20–21, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

38 |

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

October 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund's performance over various time periods. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund's performance was satisfactory, or, where the Fund's performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

| 39

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

October 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. In this regard, the Trustees noted that there was no advisory fee charged to the Fund. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered the "fall-out" or ancillary benefits to the Adviser as a result of its relationship with the Fund, including the receipt of investment advisory fees by the Adviser or its affiliates from their institutional advisory clients that invest in the Fund. The Trustees considered how the Adviser's profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund.

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including fee waivers. In this regard, the Trustees noted that no advisory fees are charged to the Fund. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

40 |

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

October 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Renewal of the Agreement

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025